Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 35,150,924	$ 15,645,528
Certificates of deposit	2,000,000	3,500,000
Accounts receivable	336,318	300,429
Prepaid expenses and other current assets	762,243	188,702
Total current assets	38,249,485	19,634,659
Property and equipment, net	68,272	58,266
Other assets	131,555	130,755
Total assets	38,449,312	19,823,680
Current liabilities:
Accounts payable	3,395,067	41,608
Accrued and other current liabilities	2,611,091	404,656
Accrued employee benefits	827,879	726,657
Deferred revenue-short-term		1,666,674
Total current liabilities	6,834,037	2,839,595
Stockholders' equity:
Common stock, $.0001 par value: 100,000,000 shares authorized; 22,159,446 and 14,599,612 shares issued and outstanding at December 31, 2013 and 2012, respectively	2,216	1,460
Additional paid-in capital	89,177,556	47,678,924
Accumulated deficit	(57,564,497)	(30,696,299)
Total stockholders' equity	31,615,275	16,984,085
Total liabilities and stockholders' equity	$ 38,449,312	$ 19,823,680